FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
FINANCIAL RISK MANAGEMENT
Financial assets	$ 5,791,923	$ 11,417,903
Financial liabilities	945,130	898,103
Net maturity	4,846,793	10,519,800
Liquidity risk | Credit card facility
FINANCIAL RISK MANAGEMENT
Facility limit	183,770
Amount used	12,031
Amount available	171,739
Less than 6 months
FINANCIAL RISK MANAGEMENT
Financial assets	5,791,923	11,417,903
Financial liabilities	945,130	898,103
Net maturity	4,846,793	10,519,800
Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities	945,130	898,103
Trade and other payables | Less than 6 months
FINANCIAL RISK MANAGEMENT
Financial liabilities	945,130	898,103
Cash at bank / on hand
FINANCIAL RISK MANAGEMENT
Financial assets	5,487,035	10,988,255
Cash at bank / on hand | Less than 6 months
FINANCIAL RISK MANAGEMENT
Financial assets	5,487,035	10,988,255
Trade and other receivables
FINANCIAL RISK MANAGEMENT
Financial assets	301,383	426,272
Trade and other receivables | Less than 6 months
FINANCIAL RISK MANAGEMENT
Financial assets	301,383	426,272
Performance bond and deposits
FINANCIAL RISK MANAGEMENT
Financial assets	3,505	3,376
Performance bond and deposits | Less than 6 months
FINANCIAL RISK MANAGEMENT
Financial assets	$ 3,505	$ 3,376